================================================================================

                           LAKE SHORE FAMILY OF FUNDS
                           --------------------------


                             LAKE SHORE EQUITY FUND


                               SEMI-ANNUAL REPORT
                                  June 30, 2001
                                   (Unaudited)


          INVESTMENT ADVISER                           ADMINISTRATOR
          ------------------                           -------------
     Lake Shore Fund Group, LLC                Integrated Fund Services, Inc.
        8280 Montgomery Road                      221 East Fourth Street
             Suite 302                                  Suite 300
       Cincinnati, Ohio 45236                     Cincinnati, Ohio 45202
           1.513.794.1440                             1.800.266.9532

================================================================================

Dear Fellow Shareholders:

Stocks recovered during the second quarter, although the trend weakened throughout the period. Investors' outlooks are caught between a weak corporate profit environment, particularly in the technology sector, and the prospect of better economic conditions as a result of the accommodative Federal Reserve's policy.

The Fed cut interest rates in each month of the quarter. By the end of June, the Fed had reduced the Discount Rate six times in less than six months, taking rates down to levels last seen in 1994. This degree of aggressiveness had never been undertaken before, and the rate of growth of money supply also has accelerated at a rapid pace.

The Fed's actions are intended to stimulate economic growth in order to avert a more serious economic contraction. In conjunction with lower energy prices and the tax refund and lower tax rates, some improvement should be seen.

Nonetheless, the rise in unemployment and the decline in industrial production in recent months have been of such magnitudes as those that have been seen when the economy has fallen into a recession, historically. At the same time, real income has held up well and this has been reflected in ongoing strength in the auto and housing markets.

Recessionary periods are labeled after-the-fact, and the important consideration is the reaction of the stock market to these conditions. In viewing the six post-World War II recessions, several relationships generally occur: Stock prices bottom before the recession, corporate profits continue to decline after the end of the recession, and unemployment continues to rise after corporate profits bottom. Thus, while the news can continue to worsen as the economy slows, the stock market bottoms in advance of the economy, anticipating improving conditions.

Our market indicators show the stock market remaining in an "oversold" condition, allowing for upside progress, and monetary conditions are very favorable, as noted above. Market breadth, the number of stocks advancing in price versus those that are declining, continues to expand. Valuation parameters are still negative, as they have been for quite some time, but higher P/E ratios are to be expected in light of the sharp decline in corporate earnings, and should become more reasonable as earnings recover.

Overall conditions resemble prior periods when an important market bottom was established, but it is not always a smooth process. However, until factors indicate that a normal recovery is not the likely course, a fully invested posture is recommended.

Sincerely,


Gregory J. Bauer, CFA
Chairman
Lake Shore Family of Funds

                             LAKE SHORE EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                  June 30, 2001
                                   (Unaudited)

ASSETS
   Investment securities, at market value (Cost $2,104,496)         $ 2,280,091
   Dividends and interest receivable                                      3,314
   Organization expenses, net (Note 2)                                    6,650
   Receivable from Adviser (Note 4)                                      38,297
   Other assets                                                           7,917
                                                                    -----------
      TOTAL ASSETS                                                    2,336,269
                                                                    -----------

LIABILITIES
   Payable to Affiliates (Note 4)                                         4,200
   Accrued expenses                                                      21,042
                                                                    -----------
      TOTAL LIABILITIES                                                  25,242
                                                                    -----------

NET ASSETS                                                          $ 2,311,027
                                                                    ===========

NET ASSETS CONSIST OF:
Paid-in capital                                                     $ 2,727,132
Accumulated net investment loss                                         (14,252)
Accumulated net realized losses from security transactions             (577,449)
Net unrealized appreciation on investments                              175,596
                                                                    -----------
NET ASSETS                                                          $ 2,311,027
                                                                    -----------

Shares of beneficial interest outstanding (Unlimited                    274,360
   number of shares authorized, no par value)                       ===========


Net asset value and redemption price per share (Note 2)             $      8.42
                                                                    ===========

Maximum offering price per share (Note 2)                           $      8.86
                                                                    ===========

See accompanying notes to financial statements.

                             LAKE SHORE EQUITY FUND

                             STATEMENT OF OPERATIONS

                     For the Six Months Ended June 30, 2001
                                   (Unaudited)

INVESTMENT INCOME
   Dividends                                                          $  17,749
   Interest                                                               2,533
                                                                      ---------
      TOTAL INVESTMENT INCOME                                            20,282
                                                                      ---------

EXPENSES
   Accounting services fees (Note 4)                                     12,000
   Investment advisory fees (Note 4)                                     11,589
   Audit fees                                                            11,250
   Transfer agent fees (Note 4)                                           7,400
   Administrative services fees (Note 4)                                  6,000
   Insurance expense                                                      5,750
   Custodian fees                                                         4,501
   Shareholder report costs                                               2,509
   Distribution expense (Note 4)                                          2,454
   Amortization of organization expenses (Note 2)                         2,217
   Postage and supplies                                                   2,197
   Registration fees                                                      1,022
   Trustees' fees and expenses                                            1,000
   Pricing costs                                                            404
                                                                      ---------
      TOTAL EXPENSES                                                     70,293
   Fees waived and expenses reimbursed by the Adviser (Note 4)          (35,759)
                                                                      ---------
      NET EXPENSES                                                       34,534
                                                                      ---------

NET INVESTMENT LOSS                                                     (14,252)
                                                                      ---------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized losses from security transactions                      (435,472)
   Net change in unrealized appreciation/depreciation on investments    285,418
                                                                      ---------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS                      (150,054)
                                                                      ---------

NET DECREASE IN NET ASSETS FROM OPERATIONS                            $(164,306)
                                                                      =========

See accompanying notes to financial statements.

                             LAKE SHORE EQUITY FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                        For the
                                                                       Six Months      For the
                                                                         Ended           Year
                                                                        June 30,        Ended
                                                                          2001        December 31,
                                                                       Unaudited)        2000
                                                                       -----------    -----------
FROM OPERATIONS
   Net investment loss                                                 $   (14,252)   $   (55,721)
   Net realized gains (losses) from security transactions                 (435,472)       494,682
   Net change in unrealized appreciation/depreciation on investments       285,418     (1,215,491)
                                                                       -----------    -----------
Net decrease in net assets from operations                                (164,306)      (776,530)
                                                                       -----------    -----------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gains                                                      --       (570,722)
                                                                       -----------    -----------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                               123,749      1,893,943
   Net asset value of shares issued in
      reinvestment of distributions to shareholders                             --        513,027
   Payment for shares redeemed                                             (77,503)    (2,084,378)
                                                                       -----------    -----------
Net increase in net assets from capital share transactions                  46,246        322,592
                                                                       -----------    -----------

TOTAL DECREASE IN NET ASSETS                                              (118,060)    (1,024,660)

NET ASSETS
   Beginning of period                                                   2,429,087      3,453,747
                                                                       -----------    -----------
   End of period                                                       $ 2,311,027    $ 2,429,087
                                                                       ===========    ===========

CAPITAL SHARE ACTIVITY
   Shares sold                                                              14,794        122,465
   Shares issued in reinvestment of distributions to shareholders               --         56,191
   Shares redeemed                                                          (9,121)      (133,853)
                                                                       -----------    -----------
   Net increase in shares outstanding                                        5,673         44,803
   Shares outstanding, beginning of period                                 268,687        223,884
                                                                       -----------    -----------
   Shares outstanding, end of period                                       274,360        268,687
                                                                       ===========    ===========

See accompanying notes to financial statements.

                             LAKE SHORE EQUITY FUND

                              FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

                                                                 For the
                                                               Six Months            For the          For the          For the
                                                                 Ended                Year             Year            Period
                                                                June 30,              Ended            Ended            Ended
                                                                  2001             December 31,     December 31,     December 31,
                                                               (Unaudited)             2000             1999           1998 (a)
                                                               ------------        ------------     ------------     ------------
Net asset value at beginning of period                         $       9.04        $      15.43     $      11.05     $      10.00
                                                               ------------        ------------     ------------     ------------

Income (loss) from investment operations:
   Net investment income (loss)                                      (0.05)              (0.21)           (0.11)             0.08
   Net realized and unrealized gains (losses) on investments         (0.57)              (3.49)             4.76             1.05
                                                               ------------        ------------     ------------     ------------
Total from investment operations                                     (0.62)              (3.70)             4.65             1.13
                                                               ------------        ------------     ------------     ------------

Less distributions:
   From net investment income                                            --                  --               --           (0.08)
   From net realized gains                                               --              (2.69)           (0.27)               --
                                                               ------------        ------------     ------------     ------------
Total distributions                                                      --              (2.69)           (0.27)           (0.08)
                                                               ------------        ------------     ------------     ------------


Net asset value at end of period                               $       8.42        $       9.04     $      15.43     $      11.05
                                                               ============        ============     ============     ============

Total return (b)                                                     (6.86%)(c)         (24.18%)          42.26%           11.34%(c)
                                                               ============        ============     ============     ============

Net assets at end of period                                    $  2,311,027        $  2,429,087     $  3,453,747     $  1,588,758
                                                               ============        ============     ============     ============

Ratio of net expenses to average net assets (d)                       2.98%(e)            2.98%            2.32%            1.91%(e)

Ratio of net investment income (loss) to average net assets          (1.23%)(e)          (1.48%)          (1.06)%           0.71%(e)

Portfolio turnover rate                                                155%(e)             145%              64%               4%(e)

(a) Represents the period from the initial public offering of shares (March 2, 1998) through December 31, 1998.

(b)  Total returns shown exclude the effect of applicable sales loads.

(c)  Not annualized.

(d) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 6.07% (e), 3.61%, 4.86% and 14.24% (e) for the periods ended June 30, 2001, December 31, 2000, 1999 and 1998, respectively (Note 4).

(e)  Annualized.

See accompanying notes to financial statements.

                             LAKE SHORE EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                                  June 30, 2001
                                   (Unaudited)

                                                                      Market
 Shares                                                               Value
--------                                                           ------------
            COMMON STOCKS - 97.3%
            CONSUMER, CYCLICAL - 29.9%
   4,610       The Limited, Inc.                                   $     76,157
   2,175       Longs Drug Stores Corp.                                   46,871
   3,855       Mattel, Inc.                                              72,937
   3,980       May Department Stores Co.                                136,355
   4,300       Penney J.C. Co., Inc.                                    113,348
   2,870       Reebok International Ltd.                                 91,697
   2,130       Sears, Roebuck & Co.                                      90,120
   2,600       Toys R Us, Inc.*                                          64,350
                                                                   ------------
                                                                        691,835
                                                                   ------------

            FINANCIAL SERVICES - 17.6%
   1,300       Bank of America Corp.                                     78,039
   2,235       Bank One Corp.                                            80,013
      70       Cigna Corp.                                                6,707
   3,528       U.S. Bancorp.                                             80,404
     945       USA Education, Inc.                                       68,985
   2,520       Washington Mutual, Inc.                                   94,626
                                                                   ------------
                                                                        408,774
                                                                   ------------

            UTILITIES - 16.7%
   2,015       Entergy Corp.                                             77,356
   1,211       Exelon Corp.                                              77,649
     931       Mirant Corp.*                                             32,026
   1,600       PPL Corp.                                                 88,000
   1,615       Reliant Energy, Inc.                                      52,019
   2,570       Southern Co.                                              59,753
                                                                   ------------
                                                                        386,803
                                                                   ------------

            CONSUMER, NON-CYCLICAL - 11.1%
   1,440       Baxter International, Inc.                                70,560
   2,055       HCA - The Healthcare Corp.                                92,866
   5,555       Healthsouth Corp.*                                        88,713
     520       Humana Inc.*                                               5,122
                                                                   ------------
                                                                        257,261
                                                                   ------------

                             LAKE SHORE EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                                  June 30, 2001
                                   (Unaudited)

                                                                      Market
 Shares                                                               Value
--------                                                           ------------
            COMMON STOCKS - 97.3%
            INDUSTRIAL - 10.3%
   2,645       Burlington Northern Santa Fe Corp.                  $     79,799
   1,855       Fedex Corp.*                                              74,571
   4,055       Norfolk Southern Corp.                                    83,939
                                                                   ------------
                                                                        238,309
                                                                   ------------

            BASIC MATERIALS - 6.4%
   1,815       Alcoa, Inc.                                               71,511
   2,195       Boise Cascade Corp.                                       77,198
                                                                   ------------
                                                                        148,709
                                                                   ------------

            TECHNOLOGY - 2.9%
   2,555       Raytheon Co.*                                             67,835
                                                                   ------------

            ENERGY - 2.4%
   1,455       Noble Drilling Corp.*                                     47,651
                                                                   ------------

            TOTAL COMMON STOCKS (Cost $2,071,582)                  $  2,247,177
                                                                   ------------

            MONEY MARKETS - 1.4%
  32,914       Firstar Stellar Treasury Fund (Cost $32,914)        $     32,914
                                                                   ------------

            TOTAL INVESTMENT SECURITIES (Cost $2,104,496) - 98.7%  $  2,280,091

            OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%                 30,936
                                                                   ------------

            NET ASSETS - 100.0%                                    $  2,311,027
                                                                   ============

*    Non-income producing security.

See accompanying notes to financial statements.

                             LAKE SHORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 2001
                                   (Unaudited)

1.   ORGANIZATION

The Lake Shore Family of Funds (the Trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was organized as an Ohio business trust under a Declaration of Trust dated September 3, 1997. The Trust currently offers one series of shares to investors: the Lake Shore Equity Fund (the Fund). The Trust was capitalized on December 23, 1997, when the initial shares of the Fund were purchased at $10.00 per share. The initial public offering of shares of the Fund commenced on March 2, 1998. The Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

The Fund seeks long-term growth of capital by investing primarily in common stocks. Dividend and interest income is only an incidental consideration to the Fund's investment objective.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Equity Fund's significant accounting policies:

Security valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange or quoted by NASDAQ are valued based upon the closing price on the principal exchange where the security is traded, or, if not traded on a particular day, at the closing bid price. U.S. Government obligations are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share is equal to the net asset value per share plus a sales load equal to 5.26% of the net asset value (or 5.00% of the offering price). The redemption price per share is equal to the net asset value per share.

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- The Fund expects to distribute substantially all of its net investment income, if any, on a quarterly basis. The Fund expects to distribute any net realized long-term capital gains, if any, at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

Organization expenses -- Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years. In the event any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares of the Fund outstanding at the time of the redemption.

                             LAKE SHORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 2001
                                   (Unaudited)

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

As of June 30, 2001, net unrealized appreciation on investments was $171,800 for federal income tax purposes, of which $269,261 related to appreciated securities and $97,461 related to depreciated securities based on a federal income tax cost basis of $2,108,292.

During the period from November 1, 2000 through December 31, 2000, the Fund had net realized losses from security transactions of $141,977, which are treated for federal income tax purposes as arising during the Fund's fiscal year ending December 31, 2001. These "post-October" losses may be utilized in current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

3.   INVESTMENT TRANSACTIONS

For the six months ended June 30,  2001,  cost of  purchases  and proceeds  from
sales  and   maturities  of  investment   securities,   other  than   short-term
investments, amounted to $1,822,033 and $1,722,645, respectively.

4.   TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of Lake Shore Fund Group, LLC (the Adviser), of Integrated Fund Services, Inc. (IFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of IFS Fund Distributors, Inc. (the Underwriter), the exclusive agent for the distribution of the Fund's shares.

                             LAKE SHORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 2001
                                   (Unaudited)

ADVISORY AGREEMENT
The Fund's investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets.

In order to voluntarily reduce operating expenses for the six months ended June 30, 2001, the Adviser waived investment advisory fees of $11,589 and reimbursed other operating expenses of $24,170.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, IFS supplies non-investment related administrative and compliance services for the Fund. IFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, IFS receives a monthly fee from the Fund at an annual rate of 0.15% of its average daily net assets up to $50 million; 0.125% of such net assets from $50 million to $100 million; and 0.10% of such net assets in excess of $100 million, subject to a $1,000 minimum monthly fee.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee at an annual rate of $20 per shareholder account, subject to a $1,200 minimum monthly fee. In addition, the Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, IFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, IFS receives a monthly fee, based on current asset levels, of $2,000 from the Fund. In addition, the Fund pays certain IFS out-of-pocket expenses incurred by IFS in obtaining valuations of the Fund's portfolio securities.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement, the Underwriter serves as the exclusive agent for the distribution of the Fund's shares. For these services, the Underwriter earned $91 from underwriting commissions on the sale of shares during the six months ended June 30, 2001.

PLAN OF DISTRIBUTION
The Trust has adopted a Plan of Distribution (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may directly incur or reimburse the Underwriter or the Adviser for certain costs related to the distribution of the Fund's shares, not to exceed 0.25% of average daily net assets. For the six months ended June 30, 2001, the Fund incurred $2,454 of expenses under the Plan.